CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - Successor [Member] - $ / shares	1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Common Class A [Member]
Basic weighted average shares outstanding		15,255,218			8,582,699	8,582,699	15,254,803	11,403,393
Diluted weighted average shares outstanding		15,255,218			8,582,699	8,582,699	15,254,803	11,403,393
Basic net income (loss) per share		$ (0.34)			$ (1.05)	$ (0.85)	$ (0.68)	$ (4.32)
Diluted net income (loss) per share		$ (0.34)			$ (1.05)	$ (0.85)	$ (0.68)	$ (4.32)
Class C Common Stock [Member]
Basic weighted average shares outstanding	5,487,300				5,487,300	5,487,300
Diluted weighted average shares outstanding	5,487,300				5,487,300	5,487,300
Basic net income (loss) per share	$ 0.20				$ (1.05)	$ (0.85)
Diluted net income (loss) per share	$ 0.20				$ (1.05)	$ (0.85)